12. Trade receivables (Details 3) $ in Thousands	Dec. 31, 2017 ARS ($)
5% increase in the uncollectibility rate estimate
SummaryOfTradeReceivablesLineItems [Line Items]
Contingencies	$ 481,796
Change	22,943
5% decrease in the uncollectibility rate estimate
SummaryOfTradeReceivablesLineItems [Line Items]
Contingencies	435,910
Change	$ (22,943)